Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]	Mar. 01, 2013 Rio Tinto [Member]	Dec. 31, 2012 Actual [Member] Rio Tinto [Member]	Dec. 31, 2011 Actual [Member] Rio Tinto [Member]	Jan. 24, 2012 Maximum [Member]	Jan. 24, 2012 Maximum [Member] Rio Tinto [Member]	Jan. 24, 2012 Minimum [Member]	Jan. 24, 2012 Minimum [Member] Rio Tinto [Member]	Dec. 31, 2012 Altynalmas [Member]	Dec. 31, 2011 Altynalmas [Member]	Dec. 31, 2012 Oyu Tolgoi LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.80%	48.90%					50.80%	48.90%	51.00%	51.00%	49.00%	49.00%
Cash And Cash Equivalents Held By The Related Party			$ 970,591,000	[1]		$ 274,200,000									$ 696,400,000
Termination date of second deposit			March 1,2013
Interest income	19,453,000	22,077,000	385,000	[1]
Amounts due from related parties	1,200,000	1,200,000
Amounts payable to related parties	100,000	2,100,000
Ownership percentage													50.00%
Interest income													$ 4,600,000	$ 3,600,000

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.